Submission	Feb. 12, 2026
Submission [Line Items]
Central Index Key	0002078532
Registrant Name	Red Wisdom Creation Limited
Registration File Number	333-292775
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A